Offerings	Nov. 07, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights to purchase common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration statement relates to: (a) non-transferable subscription rights to purchase common stock, inclusive of the voting common stock and convertible non-voting common stock, of the Registrant and (b) the shares of the Registrant’s common stock, inclusive of the voting common stock and convertible non-voting common stock, issuable upon the exercise of such non-transferable subscription rights pursuant to the rights offering.

No separate registration fee is payable with respect to the subscription rights being offered hereby since the subscription rights are being registered in the same registration statement as the common stock underlying the subscription rights.

No separate registration fees are payable with respect to the equity securities offered hereby since the aggregate maximum offering price of all equity securities issued by the Registrant pursuant to this registration statement from the exercise of non-transferable subscription rights and any subsequent placement of offered shares will not exceed $50,000,000.

The securities registered hereunder include an indeterminate number of shares of common stock which shall consist of up to $50,000,000 of common stock. In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the exercise of non-transferable subscription rights and any subsequent placement of offered shares will not exceed $50,000,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, issuable upon exercise of Subscription Rights
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration statement relates to: (a) non-transferable subscription rights to purchase common stock, inclusive of the voting common stock and convertible non-voting common stock, of the Registrant and (b) the shares of the Registrant’s common stock, inclusive of the voting common stock and convertible non-voting common stock, issuable upon the exercise of such non-transferable subscription rights pursuant to the rights offering.

No separate registration fee is payable with respect to the subscription rights being offered hereby since the subscription rights are being registered in the same registration statement as the common stock underlying the subscription rights.

No separate registration fees are payable with respect to the equity securities offered hereby since the aggregate maximum offering price of all equity securities issued by the Registrant pursuant to this registration statement from the exercise of non-transferable subscription rights and any subsequent placement of offered shares will not exceed $50,000,000.

The securities registered hereunder include an indeterminate number of shares of common stock which shall consist of up to $50,000,000 of common stock. In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the exercise of non-transferable subscription rights and any subsequent placement of offered shares will not exceed $50,000,000.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, subsequent placement
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering Note	This registration statement relates to: (a) non-transferable subscription rights to purchase common stock, inclusive of the voting common stock and convertible non-voting common stock, of the Registrant and (b) the shares of the Registrant’s common stock, inclusive of the voting common stock and convertible non-voting common stock, issuable upon the exercise of such non-transferable subscription rights pursuant to the rights offering.

No separate registration fee is payable with respect to the subscription rights being offered hereby since the subscription rights are being registered in the same registration statement as the common stock underlying the subscription rights.

No separate registration fees are payable with respect to the equity securities offered hereby since the aggregate maximum offering price of all equity securities issued by the Registrant pursuant to this registration statement from the exercise of non-transferable subscription rights and any subsequent placement of offered shares will not exceed $50,000,000.

The securities registered hereunder include an indeterminate number of shares of common stock which shall consist of up to $50,000,000 of common stock. In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the exercise of non-transferable subscription rights and any subsequent placement of offered shares will not exceed $50,000,000.